Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Primary Purchase Price Allocation

Assets Acquired:
Cash	$2
Accounts receivable and other current assets	133
Risk management	80
Proved properties	2,124
Unproved properties	5,338
Other property, plant and equipment	2
Other assets	2
Goodwill	1,724
Liabilities Assumed:
Accounts payable and accrued liabilities	(195)
Long-term debt, including revolving credit facility	(1,497)
Asset retirement obligation	(25)
Deferred income taxes	(1,724)
Total Purchase Price(1)	$5,964
(1) The purchase price includes cash consideration paid for issued and outstanding shares of common stock of Athlon of $58.50 per share totaling $5.93 billion , as well as payments to terminate certain employment agreements with Athlon's management and payments for certain other existing obligations of Athlon.

Assets Acquired:
Inventory	4
Proved property	$2,873
Unproved property	78
Liabilities Assumed:
Asset retirement obligation	(32)
Total Purchase Price	$2,923

Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition, Pro Forma Information

	Athlon		Eagle Ford
For the years ended December 31 ($ millions, except per share amounts)	2014	2013	2014	2013

Revenues, Net of Royalties	$8,572	$6,139	$8,760	$7,189
Net Earnings Attributable to Common Shareholders	$3,486	$158	$3,641	$741
Net Earnings per Common Share:
Basic & Diluted	$4.71	$0.21	$4.91	$1.01